Fair Value Measurements - Summary of Fair Value Hierarchy Master Trust Investment Assets at NAV (Details) - EBP 010 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 1,369,226	$ 1,303,068
Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	1,164,998	1,099,829
Common/Collective Trusts | Investment Valued at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 1,164,998	$ 1,099,829
Redemption Frequency	Daily	Daily